Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,501,998	$ 1,092,418
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	515,967	422,403
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	349,143	215,278
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	219,853	206,906
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	166,261	55,703
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	82,598	56,437
Singapore [Member]
Disclosure of operating segments [line items]
Revenue from external customers	80,668	29,314
Germany [Member]
Disclosure of operating segments [line items]
Revenue from external customers	37,335	11,725
Japan [Member]
Disclosure of operating segments [line items]
Revenue from external customers	20,524	0
Chile [Member]
Disclosure of operating segments [line items]
Revenue from external customers	10,773	9,967
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	4,050	77,575
Other [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 14,826	$ 7,110